UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pershing Square Capital Management, L.P.
Address: 888 Seventh Avenue, 29th floor

         New York, New York  10019

13F File Number:  028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William A Ackman
Title:     Managing Member
Phone:     212-813-3700

Signature, Place, and Date of Signing:

     William A Ackman     New York, NY/USA     February 14, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     11

Form13F Information Table Value Total:     $365,491 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-                           Pershing Square GP, LLC
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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
HILTON HOTELS CORP             COM              432848109    25127  1042180 SH       SOLE    1             1042180        0        0
HILTON HOTELS CORP             COM              432848109    26005  1078605 SH       SOLE                  1078605        0        0
MCDONALDS CORP                 COM              580135101     2065    61244 SH       SOLE    1               61244        0        0
OFFICE DEPOT INC               COM              676220106    35199  1120958 SH       SOLE    1             1120958        0        0
OFFICE DEPOT INC               COM              676220106    36330  1157012 SH       SOLE                  1157012        0        0
SEARS HLDGS CORP               COM              812350106    72101   624093 SH       SOLE    1              624093        0        0
SEARS HLDGS CORP               COM              812350106    68140   589804 SH       SOLE                   589804        0        0
SIZELER PPTY INVS INC          COM              830137105    14195  1104630 SH       SOLE    1             1104630        0        0
SIZELER PPTY INVS INC          COM              830137105    12503   972972 SH       SOLE                   972972        0        0
WENDYS INTL INC                COM              950590109    10127   183277 SH       SOLE    1              183277        0        0
WENDYS INTL INC                COM              950590109    63699  1152723 SH       SOLE                  1152723        0        0